Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 108,116	$ 101,168
Ending balance	95,568	108,116	$ 101,168
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	181,515	156,136	125,954
Additions	16,419	25,465	30,182
Disposals	(5,546)	(86)	0
Reclassifications	0	0	0
Ending balance	192,388	181,515	156,136
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(73,399)	(54,968)	(44,839)
Amortization for the year	(25,493)	(18,437)	(10,129)
Disposals	3,092	6	0
Impairment loss	(1,020)
Ending balance	(96,820)	(73,399)	(54,968)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals	0	0	0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0	0	0
Impairment loss	0
Ending balance	0	0	0
License and software rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	69,802	39,156
Ending balance	60,208	69,802	39,156
License and software rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	143,201	94,124	74,683
Additions	4,378	8,503	2,711
Disposals	(5,546)	(86)	0
Reclassifications	13,975	40,660	16,730
Ending balance	156,008	143,201	94,124
License and software rights [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(73,399)	(54,968)	(44,839)
Amortization for the year	(25,493)	(18,437)	(10,129)
Disposals	3,092	6	0
Impairment loss	0
Ending balance	(95,800)	(73,399)	(54,968)
Intangible in process [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,934	41,632
Ending balance	14,980	17,934	41,632
Intangible in process [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,934	41,632	30,891
Additions	12,041	16,962	27,471
Disposals	0	0	0
Reclassifications	(13,975)	(40,660)	(16,730)
Ending balance	16,000	17,934	41,632
Intangible in process [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0	0	0
Impairment loss	(1,020)
Ending balance	$ (1,020)	$ 0	$ 0